Document and Entity Information - USD ($)	3 Months Ended
	Sep. 30, 2018	Oct. 31, 2018	Sep. 15, 2018	Dec. 29, 2017
Document And Entity Information
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Document Type	S-1/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float				$ 2,406,427
Entity Common Stock, Shares Outstanding		11,897,139	10,297,139
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2019
Entity Small Business	true
Entity Emerging Growth	false